INCOME TAXES (Schedule of Israel and international components of Income before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 303,286	$ 216,287	$ 154,699
Domestic [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	206,057	138,270	117,936
Foreign (mainly US and Germany) [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 97,229	$ 78,017	$ 36,763